Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (3-mo. LIBOR USD + 3.20%), 8.74%,
01/10/39
(a)(b)
.................... USD 205 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $201,720) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 10,841 1,596,880
BAE Systems plc ................... 16,606 198,592
Boeing Co. (The)
(c)
.................. 598 142,832
Dassault Aviation SA ................ 817 158,712
Rheinmetall AG .................... 671 190,058
RTX Corp. ....................... 5,453 479,482
Safran SA ........................ 3,592 596,319
Thales SA ........................ 1,589 237,698
3,600,573
Air Freight & Logistics — 0.0%
DHL Group ....................... 8,266 425,064
Automobile Components — 0.1%
Aptiv plc
(c)
........................ 5,566 609,421
Cie Generale des Etablissements Michelin SCA 10,704 350,525
Continental AG .................... 4,666 372,532
Denso Corp. ...................... 4,200 292,435
1,624,913
Automobiles — 2.0%
Bayerische Motoren Werke AG ......... 11,536 1,406,814
Ferrari NV ....................... 1,920 615,526
Ford Motor Co. .................... 120,270 1,588,767
General Motors Co. ................. 50,356 1,932,160
Honda Motor Co. Ltd. ................ 15,700 500,538
Lucid Group, Inc.
(c)(d)
................. 22,262 169,414
Mercedes-Benz Group AG ............. 25,053 2,000,806
Renault SA ....................... 6,787 298,096
Rivian Automotive, Inc., Class A
(c)
........ 10,260 283,586
Stellantis NV ...................... 44,324 909,435
Suzuki Motor Corp. ................. 9,900 397,639
Tesla, Inc.
(c)
....................... 57,095 15,268,916
Toyota Motor Corp. ................. 181,900 3,058,423
Volkswagen AG .................... 2,871 458,831
Volvo Car AB, Class B
(c)
.............. 52,114 257,600
29,146,551
Banks — 4.0%
ANZ Group Holdings Ltd. ............. 42,923 744,679
Banco Bilbao Vizcaya Argentaria SA ...... 115,610 916,368
Banco Santander SA ................ 279,580 1,132,937
Bank of America Corp. ............... 187,120 5,987,840
Bank of Ireland Group plc ............. 11,494 121,271
Banque Cantonale Vaudoise (Registered) .. 2,110 236,829
Barclays plc ...................... 254,363 504,736
BNP Paribas SA ................... 21,210 1,398,754
BOC Hong Kong Holdings Ltd. .......... 132,500 404,396
CaixaBank SA ..................... 40,389 163,382
Citigroup, Inc. ..................... 59,698 2,845,207
Citizens Financial Group, Inc. .......... 25,790 831,985
Commerzbank AG .................. 20,536 245,641
Commonwealth Bank of Australia ........ 27,403 1,949,690
Credit Agricole SA .................. 18,929 235,011
Danske Bank A/S ................... 10,407 247,115
Security
Shares
Shares Value
Banks (continued)
DBS Group Holdings Ltd. ............. 13,300 $ 343,101
Erste Group Bank AG ................ 9,605 363,029
Fifth Third Bancorp ................. 31,634 920,549
FinecoBank Banca Fineco SpA ......... 23,610 366,598
First Citizens BancShares , Inc., Class A .... 433 619,753
First Horizon Corp. .................. 21,743 296,357
Hang Seng Bank Ltd. ................ 42,400 648,108
HSBC Holdings plc ................. 341,386 2,835,695
Huntington Bancshares, Inc. ........... 55,301 676,884
ING Groep NV ..................... 42,610 621,964
Intesa Sanpaolo SpA ................ 314,127 908,351
Japan Post Bank Co. Ltd. ............. 66,400 552,418
JPMorgan Chase & Co. .............. 70,492 11,134,916
KeyCorp ......................... 52,579 647,247
M&T Bank Corp. ................... 7,884 1,102,656
Mitsubishi UFJ Financial Group, Inc. ...... 189,600 1,526,707
Mizuho Financial Group, Inc. ........... 51,250 869,475
National Australia Bank Ltd. ............ 41,167 788,597
NatWest Group plc .................. 169,638 532,501
Nordea Bank Abp .................. 33,323 377,161
Oversea-Chinese Banking Corp. Ltd. ..... 28,200 282,219
PNC Financial Services Group, Inc. (The) .. 16,048 2,196,811
Regions Financial Corp. .............. 46,127 939,607
Resona Holdings, Inc. ............... 50,100 272,749
Skandinaviska Enskilda Banken AB, Class A 13,577 164,584
Societe Generale SA ................ 8,844 240,528
Standard Chartered plc ............... 43,427 417,140
Sumitomo Mitsui Financial Group, Inc. ..... 26,000 1,218,144
Sumitomo Mitsui Trust Holdings, Inc. ...... 9,400 365,676
Truist Financial Corp. ................ 40,456 1,343,948
UniCredit SpA ..................... 24,555 621,739
US Bancorp ...................... 29,499 1,170,520
Webster Financial Corp. .............. 4,649 219,991
Wells Fargo & Co. .................. 112,003 5,170,058
Westpac Banking Corp. .............. 45,574 685,017
59,406,639
Beverages — 0.8%
Anheuser-Busch InBev SA/NV .......... 9,307 532,413
Asahi Group Holdings Ltd. ............. 10,400 408,817
Carlsberg A/S, Class B ............... 3,388 508,140
Coca-Cola Co. (The) ................ 34,637 2,145,069
Coca-Cola HBC AG ................. 15,426 453,879
Constellation Brands, Inc., Class A ....... 553 150,858
Diageo plc ....................... 45,459 1,983,935
Heineken NV ..................... 7,153 700,146
Kirin Holdings Co. Ltd. ............... 27,000 398,802
PepsiCo, Inc. ..................... 21,150 3,964,779
Pernod Ricard SA .................. 4,733 1,043,492
Suntory Beverage & Food Ltd. .......... 3,400 121,030
12,411,360
Biotechnology — 1.0%
AbbVie, Inc. ...................... 30,305 4,533,022
Amgen, Inc. ...................... 8,320 1,948,128
Argenx SE
(c)
...................... 751 378,233
Biogen, Inc.
(c)
..................... 2,024 546,865
CSL Ltd. ......................... 7,967 1,434,987
Genmab A/S
(c)
..................... 1,200 494,640
Gilead Sciences, Inc. ................ 20,221 1,539,627
Horizon Therapeutics plc
(c)
............. 1,188 119,121
Incyte Corp.
(c)
..................... 2,665 169,814
Moderna , Inc.
(c)
.................... 4,619 543,471
Regeneron Pharmaceuticals, Inc.
(c)
....... 1,731 1,284,246
Seagen , Inc.
(c)
..................... 815 156,301

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(c)
.......... 3,966 $ 1,397,380
14,545,835
Broadline Retail — 1.7%
Amazon.com, Inc.
(c)
................. 177,130 23,678,738
eBay, Inc. ........................ 8,678 386,258
Etsy, Inc.
(c)
....................... 3,275 332,904
MercadoLibre , Inc.
(c)
................. 297 367,701
Prosus NV
(c)
...................... 10,765 851,591
25,617,192
Building Products — 0.1%
Carlisle Cos., Inc. .................. 1,032 286,070
Cie de Saint-Gobain ................. 7,830 529,553
Daikin Industries Ltd. ................ 2,100 424,617
Kingspan Group plc ................. 1,676 134,522
Rockwool A/S, Class B ............... 1,286 345,882
TOTO Ltd. ....................... 9,400 288,976
2,009,620
Capital Markets — 2.2%
3i Group plc ...................... 27,177 689,513
a brdn plc ........................ 31,728 94,422
Amundi SA
(b)(e)
..................... 2,815 172,744
Bank of New York Mellon Corp. (The) ..... 17,698 802,781
Blackstone, Inc., Class A .............. 2,834 296,975
CBOE Global Markets, Inc. ............ 2,155 301,010
Charles Schwab Corp. (The) ........... 35,365 2,337,626
CME Group, Inc., Class A ............. 8,830 1,756,817
Coinbase Global, Inc., Class A
(c)
......... 1,783 175,822
Daiwa Securities Group, Inc. ........... 62,700 339,891
Deutsche Bank AG (Registered) ......... 45,511 504,496
Deutsche Boerse AG ................ 4,061 778,094
EQT AB ......................... 8,205 195,993
Euronext NV
(b)(e)
.................... 2,891 220,045
FactSet Research Systems, Inc. ......... 1,008 438,520
Franklin Resources, Inc. .............. 4,312 126,083
Goldman Sachs Group, Inc. (The) ....... 7,875 2,802,476
Hargreaves Lansdown plc ............. 17,654 193,156
Hong Kong Exchanges & Clearing Ltd. .... 20,300 855,889
Intercontinental Exchange, Inc. ......... 7,505 861,574
Invesco Ltd. ...................... 10,251 172,217
Japan Exchange Group, Inc. ........... 18,700 325,814
Julius Baer Group Ltd. ............... 7,578 536,731
KKR & Co., Inc. .................... 16,611 986,361
London Stock Exchange Group plc ....... 7,265 788,941
Macquarie Group Ltd. ................ 4,783 564,059
MarketAxess Holdings, Inc. ............ 1,009 271,643
Moody's Corp. ..................... 4,226 1,490,721
Morgan Stanley .................... 31,411 2,875,991
MSCI, Inc. ....................... 2,245 1,230,440
Nasdaq, Inc. ...................... 10,859 548,271
Nomura Holdings, Inc. ............... 110,900 458,790
Northern Trust Corp. ................. 4,415 353,730
Partners Group Holding AG ............ 760 853,202
Raymond James Financial, Inc. ......... 4,825 531,088
S&P Global, Inc. ................... 6,666 2,629,804
SBI Holdings, Inc. .................. 10,000 211,173
Schroders plc ..................... 67,265 396,850
St. James's Place plc ................ 19,183 231,560
State Street Corp. .................. 9,121 660,725
T. Rowe Price Group, Inc. ............. 6,464 796,753
UBS Group AG (Registered) ........... 72,931 1,618,257
32,477,048
Security
Shares
Shares Value
Chemicals — 2.8%
Air Liquide SA ..................... 5,659 $ 1,017,454
Air Products & Chemicals, Inc. .......... 12,719 3,883,492
Albemarle Corp. ................... 4,830 1,025,312
Arkema SA ....................... 2,623 282,862
BASF SE ........................ 20,317 1,089,215
CF Industries Holdings, Inc. ............ 17,717 1,454,211
Clariant AG (Registered) .............. 44,635 731,397
Corteva , Inc. ...................... 43,908 2,477,728
Covestro AG
(b)(c)(e)
................... 3,865 207,623
Croda International plc ............... 7,885 596,999
Dow, Inc. ........................ 41,073 2,319,392
DuPont de Nemours, Inc. ............. 33,382 2,591,445
Eastman Chemical Co. ............... 5,804 496,706
Ecolab, Inc. ...................... 8,024 1,469,515
EMS- Chemie Holding AG (Registered) .... 1,126 939,816
Evonik Industries AG ................ 14,583 302,058
FMC Corp. ....................... 12,511 1,203,933
Givaudan SA (Registered) ............. 178 600,834
International Flavors & Fragrances, Inc. .... 6,908 584,486
Johnson Matthey plc ................ 6,131 141,794
Linde plc ........................ 17,207 6,722,259
LyondellBasell Industries NV, Class A ..... 11,488 1,135,704
Mosaic Co. (The) ................... 30,284 1,234,376
Nitto Denko Corp. .................. 6,600 469,333
Novozymes A/S, Class B .............. 2,288 114,751
Orica Ltd. ........................ 18,891 200,449
PPG Industries, Inc. ................. 10,682 1,537,140
RPM International, Inc. ............... 6,205 641,039
Sherwin-Williams Co. (The) ............ 9,756 2,697,534
Shin-Etsu Chemical Co. Ltd. ........... 5,300 174,608
Sika AG (Registered) ................ 2,931 912,238
Symrise AG ...................... 3,861 421,744
Toray Industries, Inc. ................ 41,200 230,696
Tosoh Corp. ...................... 25,500 333,302
Wacker Chemie AG ................. 1,202 186,776
Westlake Corp. .................... 9,628 1,323,850
41,752,071
Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. ........... 8,100 230,250
Secom Co. Ltd. .................... 13,400 899,206
1,129,456
Communications Equipment — 0.9%
Arista Networks, Inc.
(c)
............... 14,593 2,263,228
Cisco Systems, Inc. ................. 128,583 6,691,459
F5, Inc.
(c)
........................ 3,452 546,245
Juniper Networks, Inc. ............... 12,176 338,493
Motorola Solutions, Inc. .............. 9,706 2,782,031
Nokia OYJ ....................... 104,734 411,703
13,033,159
Construction & Engineering — 0.5%
AECOM ......................... 16,957 1,475,259
Bouygues SA ..................... 5,267 188,672
Eiffage SA ....................... 3,884 404,082
Ferrovial SE ...................... 8,620 285,658
Quanta Services, Inc. ................ 16,763 3,379,756
Shimizu Corp. ..................... 72,000 496,047
Taisei Corp. ...................... 10,800 409,281
Vinci SA ......................... 8,731 1,025,433
7,664,188
Construction Materials — 0.6%
CRH plc ......................... 13,117 781,392
Holcim Ltd.
(c)
...................... 10,022 698,503
Martin Marietta Materials, Inc. .......... 8,115 3,623,023

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials (continued)
Vulcan Materials Co. ................ 16,879 $ 3,721,819
8,824,737
Consumer Finance — 0.3%
American Express Co. ............... 15,592 2,633,177
Capital One Financial Corp. ............ 10,449 1,222,742
Discover Financial Services ............ 7,256 765,871
Synchrony Financial ................. 9,732 336,143
4,957,933
Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd. ..................... 18,700 405,017
Carrefour SA ...................... 20,594 411,697
Costco Wholesale Corp. .............. 8,446 4,735,419
Dollar General Corp. ................ 4,826 814,918
Dollar Tree, Inc.
(c)
................... 3,372 520,401
J Sainsbury plc .................... 75,886 270,191
Jeronimo Martins SGPS SA ............ 32,072 873,185
Kesko OYJ, Class B ................. 31,610 632,475
Kroger Co. (The) ................... 6,327 307,745
MatsukiyoCocokara & Co. ............. 1,900 111,191
Ocado Group plc
(c)
.................. 18,355 220,968
Sysco Corp. ...................... 5,464 416,958
Target Corp. ...................... 9,049 1,234,917
Walmart, Inc. ...................... 24,838 3,970,603
Woolworths Group Ltd. ............... 10,383 269,635
15,195,320
Containers & Packaging — 2.0%
Amcor plc ........................ 379,955 3,898,338
Avery Dennison Corp. ................ 12,859 2,366,185
Ball Corp. ........................ 64,467 3,783,568
Crown Holdings, Inc. ................ 35,148 3,260,328
International Paper Co. ............... 185,682 6,695,693
Packaging Corp. of America ........... 35,520 5,446,992
Sealed Air Corp. ................... 19,396 884,846
SIG Group AG ..................... 15,312 409,346
Smurfit Kappa Group plc .............. 4,866 192,552
WestRock Co. ..................... 89,940 2,994,103
29,931,951
Distributors — 0.0%
Pool Corp. ....................... 734 282,399
Diversified REITs — 0.0%
British Land Co. plc (The) ............. 13,120 56,930
Daiwa House REIT Investment Corp. ..... 85 167,351
Land Securities Group plc ............. 16,160 134,205
Nomura Real Estate Master Fund, Inc. .... 176 209,394
567,880
Electric Utilities — 0.8%
Acciona SA ....................... 1,051 157,544
BKW AG ........................ 776 138,861
Chubu Electric Power Co., Inc. .......... 13,000 162,861
CK Infrastructure Holdings Ltd. .......... 25,000 132,484
CLP Holdings Ltd. .................. 62,500 509,446
Duke Energy Corp. ................. 6,581 616,113
EDP - Energias de Portugal SA ......... 41,780 195,189
Endesa SA ....................... 17,405 373,039
Enel SpA ........................ 172,486 1,189,325
Fortum OYJ ...................... 12,789 173,128
Iberdrola SA ...................... 143,867 1,795,680
NextEra Energy, Inc. ................ 44,060 3,229,598
Orsted A/S
(b)(e)
..................... 3,868 336,591
Power Assets Holdings Ltd. ............ 75,000 393,092
PPL Corp. ....................... 22,428 617,443
Security
Shares
Shares Value
Electric Utilities (continued)
Redeia Corp. SA ................... 2,272 $ 38,001
Southern Co. (The) ................. 9,883 714,936
SSE plc ......................... 29,172 630,791
Terna - Rete Elettrica Nazionale ......... 33,640 284,224
Verbund AG ...................... 2,078 172,177
11,860,523
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................ 35,162 1,410,964
Eaton Corp. plc .................... 2,722 558,881
Emerson Electric Co. ................ 4,437 405,320
Fuji Electric Co. Ltd. ................. 13,300 601,288
Generac Holdings, Inc.
(c)
.............. 740 113,738
Mitsubishi Electric Corp. .............. 27,900 402,629
Nidec Corp. ...................... 3,700 220,982
Rockwell Automation, Inc. ............. 672 225,987
Schneider Electric SE ................ 7,787 1,388,984
Vestas Wind Systems A/S
(c)
............ 17,678 472,824
5,801,597
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A ............. 32,348 2,856,652
Azbil Corp. ....................... 21,400 675,283
CDW Corp. ....................... 2,006 375,262
Halma plc ........................ 10,687 306,908
Hexagon AB, Class B ................ 23,335 226,252
Ibiden Co. Ltd. ..................... 4,100 249,195
Keyence Corp. .................... 4,100 1,839,843
Keysight Technologies, Inc.
(c)
........... 4,909 790,742
Murata Manufacturing Co. Ltd. .......... 9,400 558,376
Omron Corp. ...................... 3,300 177,132
Shimadzu Corp. .................... 16,700 507,193
TDK Corp. ....................... 19,100 731,688
TE Connectivity Ltd. ................. 1,123 161,139
Venture Corp. Ltd. .................. 11,700 131,905
Yokogawa Electric Corp. .............. 15,900 298,585
9,886,155
Energy Equipment & Services — 0.1%
Schlumberger NV .................. 11,575 675,285
Tenaris SA ....................... 14,864 247,003
922,288
Entertainment — 0.9%
Activision Blizzard, Inc.
(c)
.............. 13,473 1,249,755
Capcom Co. Ltd. ................... 3,100 139,398
Electronic Arts, Inc. ................. 5,705 777,877
Liberty Media Corp.-Liberty Formula One,
Class C
(c)
...................... 1,700 123,420
Live Nation Entertainment, Inc.
(c)
........ 4,754 417,163
Netflix, Inc.
(c)
...................... 10,582 4,645,181
Nexon Co. Ltd. .................... 6,700 127,832
Nintendo Co. Ltd. ................... 21,300 963,500
Roku, Inc., Class A
(c)
................. 2,960 284,959
Sea Ltd., ADR, Class A
(c)
.............. 6,557 436,172
Take-Two Interactive Software, Inc.
(c)
...... 3,270 500,114
Toho Co. Ltd. ..................... 6,500 253,389
Universal Music Group NV ............ 10,032 257,320
Walt Disney Co. (The)
(c)
.............. 36,138 3,212,307
Warner Bros Discovery, Inc.
(c)
........... 46,784 611,467
13,999,854
Financial Services — 2.4%
Adyen NV
(b)(c)(e)
.................... 312 579,077
Apollo Global Management, Inc. ......... 3,313 270,705
Berkshire Hathaway, Inc., Class B
(c)
...... 28,868 10,160,381
Block, Inc., Class A
(c)
................ 3,478 280,083

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Edenred ......................... 2,211 $ 143,605
Fidelity National Information Services, Inc. .. 15,095 911,436
Fiserv, Inc.
(c)
...................... 11,835 1,493,695
FleetCor Technologies, Inc.
(c)
........... 1,893 471,187
Global Payments, Inc. ............... 8,031 885,418
GMO Payment Gateway, Inc. ........... 2,600 198,351
Industrivarden AB, Class A ............ 7,014 199,176
Industrivarden AB, Class C ............ 7,683 217,666
Investor AB, Class A ................. 11,611 235,801
Investor AB, Class B ................. 34,722 709,162
Jack Henry & Associates, Inc. .......... 1,554 260,404
L E Lundbergforetagen AB, Class B ...... 6,808 300,025
M&G plc ......................... 76,477 196,997
Mastercard , Inc., Class A .............. 13,887 5,475,366
Mitsubishi HC Capital, Inc. ............. 26,500 175,307
Nexi SpA
(b)(c)(e)
..................... 31,497 272,764
ORIX Corp. ....................... 38,200 734,836
PayPal Holdings, Inc.
(c)
............... 27,148 2,058,361
Visa, Inc., Class A .................. 35,612 8,466,041
Worldline SA
(b)(c)(e)
.................. 5,850 231,891
34,927,735
Food Products — 1.7%
Archer-Daniels-Midland Co. ............ 24,278 2,062,659
Associated British Foods plc ........... 14,228 374,439
Barry Callebaut AG (Registered) ......... 92 172,500
Bunge Ltd. ....................... 4,599 499,773
Campbell Soup Co. ................. 10,612 486,242
Chocoladefabriken Lindt & Spruengli AG ... 47 574,821
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 6 729,213
Conagra Brands, Inc. ................ 23,668 776,547
Danone SA ....................... 2,899 177,032
Darling Ingredients, Inc.
(c)
............. 7,305 505,871
General Mills, Inc. .................. 23,082 1,725,149
Hershey Co. (The) .................. 6,277 1,451,933
Hormel Foods Corp. ................. 23,745 970,696
J M Smucker Co. (The) ............... 2,976 448,334
Kellogg Co. ....................... 7,482 500,471
Kerry Group plc, Class A .............. 1,829 181,713
Kraft Heinz Co. (The) ................ 40,505 1,465,471
Lamb Weston Holdings, Inc. ........... 8,154 844,999
McCormick & Co., Inc. (Non-Voting) ...... 13,224 1,183,283
MEIJI Holdings Co. Ltd. .............. 28,900 667,703
Mondelez International, Inc., Class A ...... 36,006 2,669,125
Nestle SA (Registered) ............... 51,578 6,319,296
Tyson Foods, Inc., Class A ............ 18,843 1,049,932
25,837,202
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 1,849 225,042
Hong Kong & China Gas Co. Ltd. ........ 197,222 169,189
Naturgy Energy Group SA ............. 9,837 299,937
Osaka Gas Co. Ltd. ................. 11,200 176,230
Snam SpA ....................... 47,547 249,943
Tokyo Gas Co. Ltd. ................. 5,900 133,789
1,254,130
Ground Transportation — 0.4%
Central Japan Railway Co. ............ 4,800 611,680
CSX Corp. ....................... 14,592 486,205
East Japan Railway Co. .............. 8,800 498,205
Hankyu Hanshin Holdings, Inc. .......... 11,700 388,708
Keio Corp. ....................... 3,200 106,370
Kintetsu Group Holdings Co. Ltd. ........ 5,200 174,442
MTR Corp. Ltd. .................... 45,000 207,374
Security
Shares
Shares Value
Ground Transportation (continued)
Norfolk Southern Corp. ............... 1,664 $ 388,694
Odakyu Electric Railway Co. Ltd. ........ 9,000 131,494
Old Dominion Freight Line, Inc. ......... 388 162,762
Tobu Railway Co. Ltd. ................ 6,800 179,942
Tokyu Corp. ...................... 24,100 305,773
Union Pacific Corp. ................. 7,674 1,780,521
West Japan Railway Co. .............. 6,000 246,506
5,668,676
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories ................. 27,833 3,098,648
Alcon, Inc. ....................... 6,063 515,911
Dexcom , Inc.
(c)
..................... 2,827 352,131
EssilorLuxottica SA ................. 4,338 872,698
Hoya Corp. ....................... 5,100 593,943
Intuitive Surgical, Inc.
(c)
............... 4,034 1,308,630
Medtronic plc ..................... 12,187 1,069,531
Olympus Corp. .................... 13,800 225,174
Siemens Healthineers AG
(b)(e)
........... 2,356 136,891
Stryker Corp. ..................... 2,508 710,792
Terumo Corp. ..................... 5,200 170,295
9,054,644
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc. .............. 9,707 4,915,334
Health Care Technology — 0.0%
M3, Inc. ......................... 5,000 115,619
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ............... 3,322 238,307
Delivery Hero SE
(b)(c)(e)
................ 3,570 162,041
Entain plc ........................ 21,709 386,670
Evolution AB
(b)(e)
.................... 1,212 149,455
Flutter Entertainment plc
(c)
............. 1,351 268,713
Galaxy Entertainment Group Ltd.
(c)
....... 75,000 547,465
McDonald's Corp. .................. 1,807 529,813
Oriental Land Co. Ltd. ............... 19,200 736,388
Whitbread plc ..................... 5,049 226,807
3,245,659
Household Durables — 1.5%
Barratt Developments plc ............. 63,317 370,633
Berkeley Group Holdings plc ........... 7,650 426,547
DR Horton, Inc. .................... 37,862 4,809,231
Garmin Ltd. ....................... 18,198 1,926,986
Iida Group Holdings Co. Ltd. ........... 9,500 166,654
Lennar Corp., Class A ................ 32,669 4,143,409
Mohawk Industries, Inc.
(c)
............. 2,484 264,149
NVR, Inc.
(c)
....................... 441 2,781,140
Open House Group Co. Ltd. ........... 3,500 133,183
Panasonic Holdings Corp. ............. 25,500 314,757
Persimmon plc .................... 7,491 111,368
PulteGroup, Inc. ................... 37,535 3,167,579
Sekisui Chemical Co. Ltd. ............. 7,400 112,402
Sekisui House Ltd. .................. 21,400 436,596
Sony Group Corp. .................. 19,600 1,835,858
Taylor Wimpey plc .................. 237,023 347,917
Whirlpool Corp. .................... 7,291 1,051,800
22,400,209
Household Products — 2.2%
Church & Dwight Co., Inc. ............. 28,466 2,723,342
Clorox Co. (The) ................... 15,425 2,336,579
Colgate-Palmolive Co. ............... 57,210 4,362,835
Henkel AG & Co. KGaA .............. 4,610 322,157
Kimberly-Clark Corp. ................ 36,736 4,742,618

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Procter & Gamble Co. (The) ........... 112,649 $ 17,607,039
Reckitt Benckiser Group plc ............ 6,769 507,080
32,601,650
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 44,977 972,852
RWE AG ........................ 17,533 754,597
1,727,449
Industrial Conglomerates — 0.3%
Hikari Tsushin, Inc. .................. 2,000 296,774
Hitachi Ltd. ....................... 15,200 995,061
Honeywell International, Inc. ........... 1,612 312,938
Jardine Cycle & Carriage Ltd. .......... 15,800 407,795
Jardine Matheson Holdings Ltd. ......... 2,800 138,307
Siemens AG (Registered) ............. 11,634 1,982,925
Toshiba Corp. ..................... 7,200 232,461
4,366,261
Industrial REITs — 0.1%
GLP J-REIT ...................... 150 147,775
Goodman Group ................... 15,833 218,925
Nippon Prologis REIT, Inc. ............. 14 28,629
Prologis, Inc. ...................... 10,589 1,320,978
Segro plc ........................ 25,857 253,387
1,969,694
Insurance — 0.9%
Aflac, Inc. ........................ 23,423 1,694,420
AIA Group Ltd. .................... 205,600 2,056,975
Allianz SE (Registered) ............... 5,113 1,222,004
American International Group, Inc. ....... 14,322 863,330
AXA SA ......................... 18,481 568,084
MetLife, Inc. ...................... 36,113 2,274,036
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 1,537 578,597
Principal Financial Group, Inc. .......... 8,311 663,800
Prudential Financial, Inc. .............. 13,246 1,278,106
Prudential plc ..................... 43,090 598,362
Sampo OYJ, Class A ................ 4,665 205,571
Swiss Life Holding AG (Registered) ....... 318 202,202
Swiss Re AG ...................... 2,462 256,883
Tokio Marine Holdings, Inc. ............ 17,000 390,915
Zurich Insurance Group AG ............ 2,427 1,173,451
14,026,736
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A
(c)(d)
............. 104,246 13,835,529
Alphabet, Inc., Class C
(c)
.............. 88,137 11,731,916
Auto Trader Group plc
(b)(e)
............. 15,459 128,211
Meta Platforms, Inc., Class A
(c)
.......... 39,015 12,430,179
38,125,835
IT Services — 0.7%
Accenture plc, Class A ............... 8,998 2,846,517
Bechtle AG ....................... 4,418 194,452
Capgemini SE ..................... 2,185 395,962
Fujitsu Ltd. ....................... 6,400 828,735
International Business Machines Corp. .... 10,255 1,478,566
Itochu Techno-Solutions Corp. .......... 29,300 742,584
NEC Corp. ....................... 9,900 500,895
Nomura Research Institute Ltd. ......... 13,400 380,760
Obic Co. Ltd. ...................... 6,700 1,096,389
Otsuka Corp. ..................... 19,000 791,224
SCSK Corp. ...................... 43,300 719,865
TIS, Inc. ......................... 18,900 479,376
10,455,325
Security
Shares
Shares Value
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ........... 17,600 $ 398,192
Hasbro, Inc. ...................... 12,453 803,966
1,202,158
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. ............. 3,101 377,609
Danaher Corp. .................... 10,371 2,645,227
Eurofins Scientific SE ................ 3,330 229,026
Illumina, Inc.
(c)
..................... 2,146 412,354
IQVIA Holdings, Inc.
(c)
................ 2,081 465,645
Lonza Group AG (Registered) .......... 1,558 905,254
Mettler -Toledo International, Inc.
(c)
........ 186 233,889
QIAGEN NV
(c)
..................... 8,603 403,666
Sartorius Stedim Biotech .............. 989 309,430
Thermo Fisher Scientific, Inc. ........... 6,582 3,611,280
West Pharmaceutical Services, Inc. ...... 401 147,584
9,740,964
Machinery — 0.2%
Alstom SA ....................... 9,354 286,422
Caterpillar, Inc. .................... 2,595 688,116
FANUC Corp. ..................... 3,600 110,133
Indutrade AB ...................... 4,949 103,861
Kone OYJ, Class B ................. 16,515 847,101
MISUMI Group, Inc. ................. 5,300 96,959
Schindler Holding AG ................ 1,773 430,514
SMC Corp. ....................... 600 313,538
2,876,644
Media — 0.6%
Charter Communications, Inc., Class A
(c)
... 3,024 1,225,294
Comcast Corp., Class A .............. 103,367 4,678,390
CyberAgent , Inc. ................... 14,600 92,298
Dentsu Group, Inc. .................. 7,600 254,306
Fox Corp., Class A .................. 4,642 155,275
Informa plc ....................... 14,330 139,429
Interpublic Group of Cos., Inc. (The) ...... 7,342 251,317
Liberty Broadband Corp., Class C
(c)
....... 1,592 141,895
Omnicom Group, Inc. ................ 3,935 332,980
Paramount Global, Class B ............ 17,768 284,821
Publicis Groupe SA ................. 3,902 314,600
Trade Desk, Inc. (The), Class A
(c)
........ 2,176 198,582
Vivendi SE ....................... 25,669 229,182
WPP plc ......................... 13,380 146,093
8,444,462
Metals & Mining — 1.8%
Alcoa Corp. ....................... 16,206 586,495
Anglo American plc ................. 37,255 1,145,658
Antofagasta plc .................... 8,302 178,574
BHP Group Ltd. .................... 92,850 2,889,666
Cleveland-Cliffs, Inc.
(c)
............... 65,935 1,163,753
Endeavour Mining plc ................ 12,733 306,816
Fortescue Metals Group Ltd. ........... 34,163 502,221
Freeport-McMoRan, Inc. .............. 86,624 3,867,762
Glencore plc ...................... 246,847 1,501,184
IGO Ltd. ......................... 24,145 225,617
Mineral Resources Ltd. ............... 7,461 360,492
Newcrest Mining Ltd. ................ 35,640 639,273
Newmont Corp. .................... 48,000 2,060,160
Nippon Steel Corp. .................. 18,100 413,700
Northern Star Resources Ltd. ........... 63,574 496,272
Nucor Corp. ...................... 20,680 3,558,821
Pilbara Minerals Ltd. ................. 50,965 166,734
Reliance Steel & Aluminum Co. ......... 4,090 1,197,797
Rio Tinto Ltd. ..................... 7,544 597,370
Rio Tinto plc ...................... 27,226 1,799,579

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Steel Dynamics, Inc. ................. 18,356 $ 1,956,383
Sumitomo Metal Mining Co. Ltd. ......... 13,400 462,772
26,077,099
Multi-Utilities — 0.7%
Ameren Corp. ..................... 5,519 472,813
CenterPoint Energy, Inc. .............. 8,313 250,138
CMS Energy Corp. .................. 5,195 317,259
Consolidated Edison, Inc. ............. 7,837 743,418
Dominion Energy, Inc. ................ 19,904 1,065,859
DTE Energy Co. ................... 4,667 533,438
E.ON SE ........................ 58,665 742,131
Engie SA ........................ 34,039 558,421
National Grid plc ................... 76,158 1,009,461
NiSource, Inc. ..................... 5,836 162,474
Public Service Enterprise Group, Inc. ..... 27,137 1,712,887
Sempra ......................... 8,225 1,225,690
Veolia Environnement SA ............. 17,626 573,884
WEC Energy Group, Inc. .............. 11,700 1,051,362
10,419,235
Office REITs — 0.1%
Gecina SA ....................... 1,657 179,142
Japan Real Estate Investment Corp. ...... 77 309,702
Nippon Building Fund, Inc. ............. 54 226,358
715,202
Oil, Gas & Consumable Fuels — 2.5%
BP plc .......................... 300,200 1,862,577
Chevron Corp. ..................... 31,534 5,160,854
ConocoPhillips .................... 21,711 2,555,819
Coterra Energy, Inc. ................. 11,753 323,678
Devon Energy Corp. ................. 11,700 631,800
Diamondback Energy, Inc. ............. 2,459 362,260
ENEOS Holdings, Inc. ............... 79,800 289,525
Eni SpA ......................... 44,859 684,856
EOG Resources, Inc. ................ 10,375 1,374,999
EQT Corp. ....................... 4,489 189,346
Exxon Mobil Corp. .................. 80,519 8,634,858
Hess Corp. ....................... 4,028 611,168
Inpex Corp. ....................... 28,900 373,163
Kinder Morgan, Inc. ................. 8,449 149,632
Marathon Oil Corp. .................. 9,325 244,968
Marathon Petroleum Corp. ............ 6,185 822,729
Matador Resources Co. .............. 939 52,237
Neste OYJ ....................... 10,743 395,504
Occidental Petroleum Corp. ............ 12,883 813,304
OMV AG ........................ 3,023 136,198
ONEOK, Inc. ...................... 5,893 395,067
Phillips 66 ........................ 6,091 679,451
Pioneer Natural Resources Co. ......... 3,975 897,038
Repsol SA ....................... 16,670 254,508
Santos Ltd. ....................... 57,851 311,296
Shell plc ......................... 115,871 3,511,792
Texas Pacific Land Corp. .............. 132 198,832
TotalEnergies SE ................... 40,667 2,470,785
Valero Energy Corp. ................. 6,306 812,906
Williams Cos., Inc. (The) .............. 11,439 394,074
Woodside Energy Group Ltd. ........... 29,834 768,977
36,364,201
Paper & Forest Products — 0.1%
Oji Holdings Corp. .................. 114,900 453,660
Stora Enso OYJ, Class R ............. 31,030 380,404
834,064
Security
Shares
Shares Value
Passenger Airlines — 0.7%
ANA Holdings, Inc.
(c)
................. 6,600 $ 158,229
Delta Air Lines, Inc. ................. 105,297 4,871,039
Southwest Airlines Co. ............... 150,964 5,156,930
10,186,198
Personal Care Products — 0.8%
Beiersdorf AG ..................... 2,779 359,895
Estee Lauder Cos., Inc. (The), Class A .... 24,459 4,402,620
Haleon plc ....................... 83,811 361,764
Kao Corp. ........................ 11,500 436,903
Kobayashi Pharmaceutical Co. Ltd. ....... 3,600 197,897
L'Oreal SA ....................... 5,683 2,643,217
Unilever plc ....................... 49,807 2,676,276
11,078,572
Pharmaceuticals — 4.1%
Astellas Pharma, Inc. ................ 46,300 677,015
AstraZeneca plc ................... 25,054 3,599,665
Bayer AG (Registered) ............... 18,284 1,069,311
Bristol-Myers Squibb Co. .............. 56,506 3,514,108
Catalent , Inc.
(c)
.................... 8,354 405,336
Chugai Pharmaceutical Co. Ltd. ......... 19,100 568,440
Daiichi Sankyo Co. Ltd. ............... 32,000 985,588
Eisai Co. Ltd. ..................... 5,400 340,705
Eli Lilly & Co. ..................... 19,530 8,877,362
GSK plc ......................... 74,116 1,319,352
Ipsen SA ........................ 1,672 210,717
Johnson & Johnson ................. 52,918 8,865,353
Kyowa Kirin Co. Ltd. ................. 6,500 124,122
Merck & Co., Inc. ................... 59,460 6,341,409
Merck KGaA ...................... 2,815 494,666
Novartis AG (Registered) ............. 32,692 3,422,761
Novo Nordisk A/S, Class B ............ 25,564 4,122,252
Ono Pharmaceutical Co. Ltd. ........... 10,200 186,918
Orion OYJ, Class B ................. 3,685 141,619
Otsuka Holdings Co. Ltd. ............. 8,100 297,815
Pfizer, Inc. ....................... 149,614 5,395,081
Roche Holding AG .................. 12,374 3,852,674
Sanofi .......................... 20,332 2,169,110
Shionogi & Co. Ltd. ................. 7,800 326,883
Takeda Pharmaceutical Co. Ltd. ......... 37,100 1,134,327
Viatris , Inc. ....................... 30,919 325,577
Zoetis, Inc., Class A ................. 14,334 2,696,082
61,464,248
Professional Services — 0.1%
BayCurrent Consulting, Inc. ............ 3,900 125,949
Recruit Holdings Co. Ltd. ............. 19,700 682,323
RELX plc ........................ 6,083 204,734
1,013,006
Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. ............... 91,500 529,883
Daito Trust Construction Co. Ltd. ........ 2,800 301,192
Daiwa House Industry Co. Ltd. .......... 15,300 415,838
Hongkong Land Holdings Ltd. .......... 58,900 209,903
Hulic Co. Ltd. ..................... 33,100 281,820
Mitsubishi Estate Co. Ltd. ............. 32,300 395,859
Mitsui Fudosan Co. Ltd. .............. 15,600 320,501
Sino Land Co. Ltd. .................. 76,000 93,292
Sumitomo Realty & Development Co. Ltd. .. 5,900 158,116
Sun Hung Kai Properties Ltd. ........... 57,500 722,006
Swire Pacific Ltd., Class A ............. 15,000 125,388
Swire Properties Ltd. ................ 90,400 226,843
Swiss Prime Site AG (Registered) ........ 5,751 556,751
Vonovia SE ....................... 15,219 354,603

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Wharf Real Estate Investment Co. Ltd. .... 48,000 $ 257,591
4,949,586
Retail REITs — 0.0%
Japan Metropolitan Fund Investment Corp. . 182 124,833
Link REIT ........................ 87,240 490,390
615,223
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.
(c)
......... 27,200 3,111,680
Advantest Corp. .................... 4,300 594,733
Analog Devices, Inc. ................. 8,968 1,789,385
Applied Materials, Inc. ............... 5,594 847,994
ASM International NV ................ 892 423,772
ASML Holding NV .................. 5,380 3,853,526
Broadcom, Inc. .................... 7,953 7,146,963
Enphase Energy, Inc.
(c)
............... 1,377 209,070
First Solar, Inc.
(c)
................... 966 200,348
Infineon Technologies AG ............. 43,970 1,931,843
Intel Corp. ....................... 70,722 2,529,726
Lam Research Corp. ................ 980 704,120
Marvell Technology, Inc. .............. 1,961 127,720
Microchip Technology, Inc. ............. 10,204 958,564
Micron Technology, Inc. ............... 19,105 1,363,906
Monolithic Power Systems, Inc. ......... 623 348,562
NVIDIA Corp. ..................... 45,459 21,242,536
NXP Semiconductors NV ............. 2,464 549,423
ON Semiconductor Corp.
(c)
............ 4,088 440,482
Qorvo , Inc.
(c)
...................... 1,875 206,287
QUALCOMM, Inc. .................. 22,111 2,922,411
Renesas Electronics Corp.
(c)
........... 29,300 565,310
Rohm Co. Ltd. ..................... 5,900 552,879
Skyworks Solutions, Inc. .............. 1,388 158,746
STMicroelectronics NV ............... 11,304 604,610
Texas Instruments, Inc. ............... 22,151 3,987,180
Tokyo Electron Ltd. ................. 4,900 735,427
58,107,203
Software — 5.6%
Adobe, Inc.
(c)
...................... 9,773 5,337,719
ANSYS, Inc.
(c)
..................... 682 233,312
Autodesk, Inc.
(c)
.................... 4,534 961,163
BILL Holdings, Inc.
(c)
................. 1,573 197,160
Cadence Design Systems, Inc.
(c)
........ 5,983 1,400,082
Dassault Systemes SE ............... 6,359 271,775
Datadog , Inc., Class A
(c)
.............. 1,140 133,061
Fair Isaac Corp.
(c)
................... 466 390,494
Fortinet, Inc.
(c)
..................... 12,892 1,001,966
Intuit, Inc. ........................ 5,834 2,985,258
Microsoft Corp. .................... 147,693 49,613,033
Nemetschek SE .................... 1,545 112,428
Oracle Corp. ...................... 30,195 3,539,760
Oracle Corp. Japan ................. 6,600 462,651
Palantir Technologies, Inc., Class A
(c)
...... 12,382 245,659
Palo Alto Networks, Inc.
(c)
............. 10,806 2,701,068
Roper Technologies, Inc. .............. 2,941 1,450,060
Sage Group plc (The) ................ 35,753 430,058
Salesforce, Inc.
(c)
................... 20,335 4,575,578
SAP SE ......................... 17,891 2,440,540
ServiceNow , Inc.
(c)
.................. 4,443 2,590,269
Splunk , Inc.
(c)
..................... 1,196 129,563
Synopsys, Inc.
(c)
................... 2,713 1,225,733
Temenos AG (Registered) ............. 2,157 185,508
Tyler Technologies, Inc.
(c)
............. 1,236 490,235
Workday, Inc., Class A
(c)
.............. 855 202,746
Xero Ltd.
(c)
....................... 1,862 153,059
Security
Shares
Shares Value
Software (continued)
Zoom Video Communications, Inc., Class A
(c)
3,162 $ 231,933
83,691,871
Specialized REITs — 0.1%
American Tower Corp. ............... 3,853 733,264
Equinix , Inc. ...................... 743 601,771
1,335,035
Specialty Retail — 2.7%
Advance Auto Parts, Inc. .............. 8,342 620,561
AutoZone, Inc.
(c)
................... 1,022 2,536,318
Best Buy Co., Inc. .................. 17,640 1,465,002
Burlington Stores, Inc.
(c)
.............. 9,332 1,657,550
CarMax, Inc.
(c)
..................... 14,872 1,228,576
Dufry AG (Registered)
(c)
.............. 5,984 309,184
Fast Retailing Co. Ltd. ............... 2,400 601,231
H & M Hennes & Mauritz AB, Class B ..... 13,444 226,125
Home Depot, Inc. (The) .............. 35,530 11,861,335
Industria de Diseno Textil SA ........... 9,567 366,204
Kingfisher plc ..................... 45,035 142,012
Lowe's Cos., Inc. ................... 25,394 5,949,052
Nitori Holdings Co. Ltd. ............... 1,900 232,660
O'Reilly Automotive, Inc.
(c)
............. 2,894 2,679,236
Ross Stores, Inc. ................... 33,593 3,851,102
TJX Cos., Inc. (The) ................. 70,151 6,070,166
USS Co. Ltd. ...................... 7,800 135,253
Zalando SE
(b)(c)(e)
................... 11,249 388,368
40,319,935
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ....................... 275,246 54,072,077
Canon, Inc. ....................... 7,600 196,425
FUJIFILM Holdings Corp. ............. 19,000 1,103,248
HP, Inc. ......................... 4,437 145,667
Logitech International SA (Registered) ..... 5,124 362,261
Seagate Technology Holdings plc ........ 1,912 121,412
56,001,090
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG ....................... 3,569 720,528
Cie Financiere Richemont SA (Registered) .. 9,206 1,482,469
Deckers Outdoor Corp.
(c)
.............. 2,074 1,127,613
Hermes International ................ 278 615,287
Kering SA ........................ 918 527,084
Lululemon Athletica , Inc.
(c)(d)
............ 5,599 2,119,390
LVMH Moet Hennessy Louis Vuitton SE .... 4,261 3,957,480
Moncler SpA ...................... 3,189 230,162
NIKE, Inc., Class B ................. 58,637 6,472,938
Pandora A/S ...................... 3,660 366,117
Puma SE ........................ 3,402 229,911
Swatch Group AG (The) .............. 421 134,737
VF Corp. ........................ 53,421 1,058,270
19,041,986
Tobacco — 0.2%
Altria Group, Inc. ................... 11,283 512,474
British American Tobacco plc ........... 29,537 993,274
Imperial Brands plc ................. 16,355 386,394
Japan Tobacco, Inc. ................. 20,000 443,792
Philip Morris International, Inc. .......... 12,204 1,216,983
3,552,917
Trading Companies & Distributors — 0.3%
Brenntag SE ...................... 2,180 169,134
Fastenal Co. ...................... 7,609 445,963
ITOCHU Corp. .................... 38,200 1,545,011
Mitsubishi Corp. .................... 9,200 470,732

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Mitsui & Co. Ltd. ................... 19,500 $ 761,087
MonotaRO Co. Ltd. ................. 14,600 178,191
United Rentals, Inc. ................. 1,121 520,906
WW Grainger, Inc. .................. 245 180,930
4,271,954
Transportation Infrastructure — 0.1%
Aena SME SA
(b)(e)
................... 1,758 280,739
Aeroports de Paris .................. 2,849 393,424
Getlink SE ....................... 6,110 107,398
781,561
Water Utilities — 0.2%
American Water Works Co., Inc. ......... 11,161 1,645,466
Essential Utilities, Inc. ................ 3,556 150,383
Severn Trent plc ................... 10,850 355,597
United Utilities Group plc .............. 26,318 337,491
2,488,937
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. ............... 8,200 417,072
Total Common Stocks — 68.3%
(Cost: $745,253,944) ............................. 1,013,756,887
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(g)(h)
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.2%
Dr. Ing h c F Porsche AG (Preference) ..... 5,592 683,805
Porsche Automobil Holding SE (Preference) . 4,422 260,924
Volkswagen AG (Preference) ........... 5,223 691,920
1,636,649
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 5,226 403,271
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 619 255,387
Total Preferred Securities — 0.2%
(Cost: $2,230,356) .............................. 2,295,307
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c)(h)
.............. 843 2,352
Total Rights — 0.0%
(Cost: $860) ................................... 2,352
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(c)
1,587 $ 65,353
Total Warrants — 0.0%
(Cost: $7,855) ................................. 65,353
Total Long-Term Investments — 68.5%
(Cost: $747,694,735) ............................. 1,016,119,899
Short-Term Securities
Money Market Funds — 5.0%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16% ................... 61,471,888 61,471,888
SL Liquidity Series, LLC, Money Market Series,
5.42%
(k)
....................... 12,952,398 12,953,693
Total Money Market Funds — 5.0%
(Cost: $74,426,802) .............................. 74,425,581
Par (000)
Pa r (000)
U.S. Treasury Obligations — 20.0%
U.S. Treasury Bills
(l)
4.88%, 10/05/23
(m)
................ USD 35,000 34,667,703
4.98%, 10/12/23 ................. 4,299 4,253,667
5.26%, 10/19/23 ................. 8,008 7,915,565
5.29%, 10/26/23 ................. 8,390 8,284,520
5.34%, 12/21/23
(m)
................ 50,890 49,832,807
5.36%, 12/28/23
(m)
................ 48,588 47,529,458
5.37%, 01/04/24
(m)
................ 48,588 47,479,201
5.37%, 01/11/24
(m)
................ 48,588 47,429,998
5.39%, 01/18/24
(m)
................ 50,890 49,627,451
Total U.S. Treasury Obligations — 20.0%
(Cost: $297,091,166) ............................. 297,020,370
Total Short-Term Securities — 25.0%
(Cost: $371,517,968) ............................. 371,445,951
Total Investments — 93.5%
(Cost: $1,119,212,703 ) ........................... 1,387,565,850
Other Assets Less Liabilities — 6.5% ................... 95,956,655
Net Assets — 100.0% ..............................
$ 1,483,522,505

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 102,641,987 $ — $ (41,170,099)
(a)
$ — $ — $ 61,471,888 61,471,888 $ 670,014 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 38,627 12,916,086
(a)
— 206 (1,226) 12,953,693 12,952,398 1,927
(b)
—
$ 206 $ (1,226) $ 74,425,581 $ 671,941 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index .................................................... 309 08/18/23 $ 6,622 $ 33,939
Euro-Bund .............................................................. 3,744 09/07/23 547,498 (78,183)
TOPIX Index ............................................................. 446 09/07/23 73,073 1,966,111
DAX Index .............................................................. 234 09/15/23 106,409 1,979,241
FTSE 100 Index ........................................................... 1,493 09/15/23 147,369 5,485,488
FTSE/MIB Index ........................................................... 954 09/15/23 156,325 6,823,601
MSCI EAFE E-Mini Index ..................................................... 107 09/15/23 11,801 354,697
S&P 500 E-Mini Index ....................................................... 97 09/15/23 22,380 1,285,944
WIG20 Index ............................................................. 1,799 09/15/23 19,634 936,564
U.S. Treasury Long Bond ..................................................... 298 09/20/23 37,138 (571,793)
FTSE/JSE Top 40 Index ..................................................... 1,318 09/21/23 54,517 1,829,925
SPI 200 Index ............................................................ 1,231 09/21/23 152,646 5,287,486
25,333,020
Short Contracts
CAC 40 Index ............................................................ 850 08/18/23 70,179 (1,046,531)
IBEX 35 Index ............................................................ 1,044 08/18/23 111,054 (2,071,908)
MSCI Singapore Index ...................................................... 315 08/30/23 7,243 (224,378)
IFSC NIFTY 50 Index ....................................................... 567 08/31/23 22,501 60,605
Euro-Bobl ............................................................... 2,725 09/07/23 347,222 2,508,782
Euro-Bund .............................................................. 408 09/07/23 59,663 481,696
Japan 10-Year Bond ........................................................ 286 09/12/23 295,117 2,643,328
S&P/TSX 60 Index ......................................................... 90 09/14/23 16,926 (114,621)
Australia 10-Year Bond ...................................................... 1,470 09/15/23 114,400 (374,660)
Mini-DAX Index ........................................................... 33 09/15/23 3,001 (74,241)
MSCI EAFE E-Mini Index ..................................................... 2,313 09/15/23 255,101 (7,773,969)
S&P 500 E-Mini Index ....................................................... 2,011 09/15/23 463,988 (13,153,301)
Canada 10-Year Bond ....................................................... 2,897 09/20/23 263,853 1,359,614
U.S. Treasury 10-Year Note ................................................... 2,108 09/20/23 234,976 494,973
U.S. Treasury Long Bond ..................................................... 598 09/20/23 74,526 (312,935)
U.S. Treasury Ultra Bond ..................................................... 245 09/20/23 32,463 485,031
Long Gilt ................................................................ 405 09/27/23 49,964 (267,678)
SET50 Index ............................................................. 2,879 09/28/23 16,226 (676,726)
(18,056,919)
$ 7,276,101
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 51,531,024 USD 34,467,762 Barclays Bank plc 09/20/23 $ 206,621
BRL 10,017,000 USD 2,005,285 Morgan Stanley & Co. International plc 09/20/23 94,888
CAD 45,633,869 USD 34,091,125 Goldman Sachs International 09/20/23 539,042
CHF 5,523,000 USD 6,189,504 Morgan Stanley & Co. International plc 09/20/23 178,442
EUR 2,603,000 USD 2,859,643 Bank of New York Mellon 09/20/23 9,476
EUR 63,731,759 USD 69,006,455 Goldman Sachs International 09/20/23 1,240,956
JPY 315,408,000 USD 2,206,645 Citibank NA 09/20/23 28,116
MXN 27,245,000 USD 1,538,651 Morgan Stanley & Co. International plc 09/20/23 73,443
NOK 9,622,000 USD 894,013 State Street Bank and Trust Co. 09/20/23 56,897
SEK 34,158,000 USD 3,164,399 State Street Bank and Trust Co. 09/20/23 88,583
SGD 921,000 USD 687,651 State Street Bank and Trust Co. 09/20/23 6,637
USD 5,275,969 AUD 7,827,000 JPMorgan Chase Bank NA 09/20/23 9,309
USD 13,493,180 CLP 11,022,579,000 HSBC Bank plc 09/20/23 425,516
USD 4,235,988 EUR 3,810,000 Goldman Sachs International 09/20/23 36,470
USD 2,619,177 EUR 2,349,000 UBS AG 09/20/23 30,026
USD 6,680,277 JPY 923,430,000 BNP Paribas SA 09/20/23 137,496

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,444,166 JPY 339,546,000 Citibank NA 09/20/23 $ 38,380
USD 7,093,968 JPY 1,001,194,000 JPMorgan Chase Bank NA 09/20/23 205
USD 400,434 JPY 55,017,000 Morgan Stanley & Co. International plc 09/20/23 10,622
3,211,125
AUD 7,854,000 USD 5,294,169 JPMorgan Chase Bank NA 09/20/23 (9,340)
CHF 5,178,000 USD 5,997,218 JPMorgan Chase Bank NA 09/20/23 (27,053)
CLP 7,662,444,000 USD 9,480,876 Bank of America NA 09/20/23 (396,773)
CLP 11,671,654,000 USD 14,702,594 Citibank NA 09/20/23 (865,428)
CLP 21,866,082,000 USD 27,433,747 Morgan Stanley & Co. International plc 09/20/23 (1,510,719)
EUR 3,085,000 USD 3,414,495 Morgan Stanley & Co. International plc 09/20/23 (14,098)
GBP 1,709,000 USD 2,204,547 Morgan Stanley & Co. International plc 09/20/23 (10,831)
JPY 475,070,000 USD 3,414,366 Morgan Stanley & Co. International plc 09/20/23 (48,351)
NZD 4,229,000 USD 2,659,342 Bank of New York Mellon 09/20/23 (32,542)
USD 662,332 CAD 882,000 BNP Paribas SA 09/20/23 (6,991)
USD 1,899,167 CAD 2,529,000 Toronto Dominion Bank 09/20/23 (20,015)
USD 5,419,798 CHF 4,777,000 JPMorgan Chase Bank NA 09/20/23 (88,019)
USD 5,206,670 CHF 4,646,000 Morgan Stanley & Co. International plc 09/20/23 (150,106)
USD 7,499,069 CHF 6,725,000 Standard Chartered Bank 09/20/23 (254,767)
USD 11,053,938 EUR 10,209,000 Goldman Sachs International 09/20/23 (198,785)
USD 5,132,496 GBP 4,083,000 BNP Paribas SA 09/20/23 (108,547)
USD 5,652,970 GBP 4,440,000 JPMorgan Chase Bank NA 09/20/23 (46,327)
USD 87,826 INR 7,270,000 JPMorgan Chase Bank NA 09/20/23 (441)
USD 389,134 KRW 499,835,000 HSBC Bank plc 09/20/23 (3,177)
USD 2,082,064 NZD 3,418,000 Bank of New York Mellon 09/20/23 (40,992)
USD 1,350,152 PLN 5,634,000 HSBC Bank plc 09/20/23 (52,823)
USD 1,468,210 SEK 15,844,000 Goldman Sachs International 09/20/23 (40,668)
USD 1,682,233 SGD 2,253,000 HSBC Bank plc 09/20/23 (16,173)
USD 6,620,591 THB 226,981,000 HSBC Bank plc 09/20/23 (42,651)
USD 1,202,198 ZAR 22,766,000 HSBC Bank plc 09/20/23 (64,922)
(4,050,539)
$ (839,414)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 22,696 $ 929,785 $ 108,806 $ 820,979
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 8.23% Monthly 09/20/23
(a)
09/13/28 MXN 426,000 $ (106,803) $ — $ (106,803)
28-day MXIBTIIE Monthly 8.27% Monthly 09/20/23
(a)
09/13/28 MXN 557,000 (86,909) — (86,909)
28-day MXIBTIIE Monthly 8.31% Monthly 09/20/23
(a)
09/13/28 MXN 5,000 (307) — (307)
28-day MXIBTIIE Monthly 8.32% Monthly 09/20/23
(a)
09/13/28 MXN 49,000 (2,426) — (2,426)
28-day MXIBTIIE Monthly 8.33% Monthly 09/20/23
(a)
09/13/28 MXN 547,000 — — —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 8.37% Monthly 09/20/23
(a)
09/13/28 MXN 368,000 $ 25,333 $ — $ 25,333
3-mo. TWCPBA Quarterly 1.42% Quarterly 09/20/23
(a)
09/20/28 TWD 485,240 (44,475) — (44,475)
3-mo. TWCPBA Quarterly 1.42% Quarterly 09/20/23
(a)
09/20/28 TWD 1,412,560 (145,966) — (145,966)
3-mo. TWCPBA Quarterly 1.43% Quarterly 09/20/23
(a)
09/20/28 TWD 946,000 (83,023) — (83,023)
3-mo. TWCPBA Quarterly 1.44% Quarterly 09/20/23
(a)
09/20/28 TWD 482,000 (32,544) — (32,544)
1-week
CNREPOFIX_
CFXS Quarterly 2.41% Quarterly 09/20/23
(a)
09/20/28 CNY 102,000 (61,738) — (61,738)
1-day THOR Quarterly 2.42% Quarterly 09/20/23
(a)
09/20/28 THB 494,000 (40,521) — (40,521)
1-week
CNREPOFIX_
CFXS Quarterly 2.43% Quarterly 09/20/23
(a)
09/20/28 CNY 56,000 (25,842) — (25,842)
1-day THOR Quarterly 2.45% Quarterly 09/20/23
(a)
09/20/28 THB 1,297,000 (43,661) — (43,661)
1-day THOR Quarterly 2.45% Quarterly 09/20/23
(a)
09/20/28 THB 300,000 (12,172) — (12,172)
1-week
CNREPOFIX_
CFXS Quarterly 2.45% Quarterly 09/20/23
(a)
09/20/28 CNY 132,000 (49,697) — (49,697)
1-day THOR Quarterly 2.45% Quarterly 09/20/23
(a)
09/20/28 THB 154,770 (5,852) 418 (6,270)
1-day THOR Quarterly 2.48% Quarterly 09/20/23
(a)
09/20/28 THB 673,000 1,616 — 1,616
1-week
CNREPOFIX_
CFXS Quarterly 2.48% Quarterly 09/20/23
(a)
09/20/28 CNY 112,000 (15,080) — (15,080)
1-week
CNREPOFIX_
CFXS Quarterly 2.48% Quarterly 09/20/23
(a)
09/20/28 CNY 277,000 (49,970) — (49,970)
1-week
CNREPOFIX_
CFXS Quarterly 2.52% Quarterly 09/20/23
(a)
09/20/28 CNY 107,000 — — —
1-day SORA Semi-Annual 3.04% Semi-Annual 09/20/23
(a)
09/20/28 SGD 40,000 (92,046) — (92,046)
1-day SORA Semi-Annual 3.10% Semi-Annual 09/20/23
(a)
09/20/28 SGD 31,000 (14,130) — (14,130)
3-mo. CD_KSDA Quarterly 3.42% Quarterly 09/20/23
(a)
09/20/28 KRW 3,589,500 (18,387) — (18,387)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 33,950,700 (161,669) — (161,669)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 34,047,702 (167,042) — (167,042)
3-mo. CD_KSDA Quarterly 3.43% Quarterly 09/20/23
(a)
09/20/28 KRW 29,737,598 (146,969) — (146,969)
3-mo. CD_KSDA Quarterly 3.44% Quarterly 09/20/23
(a)
09/20/28 KRW 19,595,000 (86,242) — (86,242)
1-day SORA Semi-Annual 3.44% Semi-Annual 09/20/23
(a)
09/20/28 SGD 470 5,342 6,468 (1,126)
3-mo. CD_KSDA Quarterly 3.45% Quarterly 09/20/23
(a)
09/20/28 KRW 49,148,000 (198,585) — (198,585)
3-mo. CD_KSDA Quarterly 3.52% Quarterly 09/20/23
(a)
09/20/28 KRW 34,098,000 (49,231) — (49,231)
3-mo. CD_KSDA Quarterly 3.55% Quarterly 09/20/23
(a)
09/20/28 KRW 19,217,000 — — —
3-mo. CD_KSDA Quarterly 3.58% Quarterly 09/20/23
(a)
09/20/28 KRW 25,346,000 19,167 — 19,167
3-mo. CD_KSDA Quarterly 3.60% Quarterly 09/20/23
(a)
09/20/28 KRW 55,925,000 82,632 — 82,632
3-mo. CD_KSDA Quarterly 3.63% Quarterly 09/20/23
(a)
09/20/28 KRW 42,217,000 105,011 — 105,011
1-day
REPO_CORRA Semi-Annual 3.78% Semi-Annual 09/20/23
(a)
09/20/28 CAD 17,000 (69,852) — (69,852)
1-day SOFR Annual 3.80% Annual 09/20/23
(a)
09/20/28 USD 28,000 (144,424) (9,475) (134,949)
1-day
REPO_CORRA Semi-Annual 3.89% Semi-Annual 09/20/23
(a)
09/20/28 CAD 57,000 (17,836) (7,189) (10,647)
1-day SOFR Annual 3.92% Annual 09/20/23
(a)
09/20/28 USD 60,000 7,244 7,244 —
3-mo. BA Semi-Annual 3.95% Semi-Annual 09/20/23
(a)
09/20/28 CAD 21,000 (197,245) (1,298) (195,947)
1-day
REPO_CORRA Semi-Annual 3.95% Semi-Annual 09/20/23
(a)
09/20/28 CAD 13,000 23,008 12,715 10,293
3-mo. BA Semi-Annual 4.00% Semi-Annual 09/20/23
(a)
09/20/28 CAD 8,000 (62,226) (11,468) (50,758)
1-day
REPO_CORRA Semi-Annual 4.02% Semi-Annual 09/20/23
(a)
09/20/28 CAD 26,000 66,114 66,114 —
1-day SOFR Annual 4.05% Annual 09/20/23
(a)
09/20/28 USD 114,000 660,003 (20,764) 680,767
3-mo. BA Semi-Annual 4.07% Semi-Annual 09/20/23
(a)
09/20/28 CAD 20,000 (106,646) 10,567 (117,213)
3-mo. BA Semi-Annual 4.08% Semi-Annual 09/20/23
(a)
09/20/28 CAD 20,000 (101,136) 45,726 (146,862)
6-mo. PRIBOR Semi-Annual 4.09% Annual 09/20/23
(a)
09/20/28 CZK 180,000 (14,841) — (14,841)
3-mo. BA Semi-Annual 4.13% Semi-Annual 09/20/23
(a)
09/20/28 CAD 35,000 (125,835) — (125,835)
6-mo. PRIBOR Semi-Annual 4.48% Annual 09/20/23
(a)
09/20/28 CZK 287,000 208,629 — 208,629

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. PRIBOR Semi-Annual 4.67% Annual 09/20/23
(a)
09/20/28 CZK 167,000 $ 190,367 $ — $ 190,367
6-mo. PRIBOR Semi-Annual 4.72% Annual 09/20/23
(a)
09/20/28 CZK 514,000 634,990 — 634,990
6-mo. PRIBOR Semi-Annual 4.85% Annual 09/20/23
(a)
09/20/28 CZK 620,000 933,213 — 933,213
6-mo. WIBOR Semi-Annual 5.45% Annual 09/20/23
(a)
09/20/28 PLN 128,000 1,266,111 — 1,266,111
6-mo. WIBOR Semi-Annual 5.48% Annual 09/20/23
(a)
09/20/28 PLN 174,000 1,770,318 — 1,770,318
6-mo. WIBOR Semi-Annual 5.85% Annual 09/20/23
(a)
09/20/28 PLN 410,000 5,779,233 — 5,779,233
6-mo. WIBOR Semi-Annual 5.92% Annual 09/20/23
(a)
09/20/28 PLN 54,000 801,769 — 801,769
1-day MIBOR Semi-Annual 6.21% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,924,227 (279,373) — (279,373)
1-day MIBOR Semi-Annual 6.21% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,471,853 (212,588) — (212,588)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,286,900 (177,489) — (177,489)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,892,500 (260,064) — (260,064)
1-day MIBOR Semi-Annual 6.23% Semi-Annual 09/20/23
(a)
09/20/28 INR 605,600 (84,131) — (84,131)
1-day MIBOR Semi-Annual 6.25% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,369,352 (171,016) — (171,016)
1-day MIBOR Semi-Annual 6.26% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,683,630 (206,046) — (206,046)
1-day MIBOR Semi-Annual 6.27% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,264,018 (145,824) — (145,824)
1-day MIBOR Semi-Annual 6.32% Semi-Annual 09/20/23
(a)
09/20/28 INR 3,726,000 (349,549) — (349,549)
1-day MIBOR Semi-Annual 6.38% Semi-Annual 09/20/23
(a)
09/20/28 INR 2,883,600 (176,577) — (176,577)
1-day MIBOR Semi-Annual 6.39% Semi-Annual 09/20/23
(a)
09/20/28 INR 1,922,400 (108,083) — (108,083)
1-day MIBOR Semi-Annual 6.40% Semi-Annual 09/20/23
(a)
09/20/28 INR 2,316,000 (121,390) — (121,390)
5.00% Annual 1-day SONIA Annual 09/20/23
(a)
09/20/28 GBP 47,000 (612,016) 79,157 (691,173)
3.98% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 120,000 135,570 — 135,570
3.95% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 266 345 — 345
4.17% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 172,000 8,330 — 8,330
3.92% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 506,000 727,984 — 727,984
3.92% Quarterly 3-mo. HIBOR Quarterly 09/20/23
(a)
09/20/28 HKD 734 1,048 — 1,048
8.40% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 274,000 37,567 — 37,567
9.12% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 289,000 (428,285) — (428,285)
9.08% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 695,000 (969,345) — (969,345)
9.09% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 308,000 (435,779) — (435,779)
9.14% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 1,000 (1,518) — (1,518)
9.11% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 347,500 (507,986) — (507,986)
8.47% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 266,000 (8,142) — (8,142)
8.42% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 445,000 36,134 — 36,134
9.04% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 347,000 (449,056) — (449,056)
9.06% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 347,500 (468,353) — (468,353)
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 156,000 (3,302) (128,506) 125,204
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 2,301,000 198,341 1,380,203 (1,181,862)
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 200,000 (798) (88,220) 87,422
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 72,000 5,588 21,174 (15,586)
3.52% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 581,000 (661,055) (247,286) (413,769)
3.18% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 164,000 50,762 55,111 (4,349)
3.49% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 998,000 (985,499) 322,372 (1,307,871)
3.19% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 200,000 54,174 17,960 36,214
3.13% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 319,000 174,088 197,003 (22,915)
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 158,000 12,758 14,669 (1,911)
3.22% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 206,000 34,566 12,249 22,317
3.31% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 235,000 (51,400) 14,864 (66,264)
3.55% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 666,000 (846,435) 44,106 (890,541)
3.76% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 108,000 (153,845) — (153,845)
3.73% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 31,000 (33,286) — (33,286)
4.23% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 47,000 — — —
4.26% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 47,000 — — —
3.14% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 21,000 35,468 52,988 (17,520)
3.25% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 53,000 (222,368) (107,288) (115,080)
3.15% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 19,000 15,982 12,788 3,194
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 14,000 (6,376) (116,574) 110,198
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 20,000 (14,095) (59,205) 45,110
3.26% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 21,000 (98,580) 164,734 (263,314)

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.43% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 14,000 $ (180,918) $ (24,788) $ (156,130)
3.42% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 48,000 (598,747) (427,834) (170,913)
3.33% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 21,000 (163,510) (114,787) (48,723)
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 142,000 282,320 746,108 (463,788)
3.14% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 68,000 111,458 (259,282) 370,740
3.37% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 8,000 (81,040) 8,025 (89,065)
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 19,000 40,618 (13,558) 54,176
3.16% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 7,000 4,422 (10) 4,432
3.24% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 14,000 (51,059) (38,024) (13,035)
3.12% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 20,000 45,748 2,602 43,146
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 18,000 39,378 9,004 30,374
3.39% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 29,000 (321,249) 17,769 (339,018)
$ 1,405,249 $ 1,646,582 $ (241,333)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 70,000 $ (29,940) $ — $ (29,940)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 73,000 42,383 — 42,383
$ 12,443 $ — $ 12,443
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2023 ................ BRL (24,573,872) Merrill Lynch International & Co. 08/16/23 BRL 24,574 $ (119,324) $ — $ (119,324)
BOVESPA Index Futures August
2023 ................ BRL (176,547,931) Merrill Lynch International & Co. 08/16/23 BRL 176,548 (810,668) — (810,668)
Taiwan Capitalization Weighted
Stock Index Futures August
2023 ................ TWD (37,893,702) Merrill Lynch International & Co. 08/16/23 TWD 37,894 8,498 — 8,498
KOSPI 200 Index Futures
September 2023 ........ KRW (5,549,347,200) Merrill Lynch International & Co. 09/14/23 KRW 5,549,347 — — —
KOSPI 200 Index Futures
September 2023 ........ KRW (3,869,906,625) Merrill Lynch International & Co. 09/14/23 KRW 3,869,907 (28,757) — (28,757)
KOSPI 200 Index Futures
September 2023 ........ KRW (218,110,504,300) Merrill Lynch International & Co. 09/14/23 KRW 218,110,504 (651,646) — (651,646)
Mexican Bolsa Index Futures
September 2023 ........ MXN 75,907,492 Merrill Lynch International & Co. 09/15/23 MXN 75,907 79,714 — 79,714
Mexican Bolsa Index Futures
September 2023 ........ MXN 144,530,410 Merrill Lynch International & Co. 09/15/23 MXN 144,530 63,481 — 63,481
Mexican Bolsa Index Futures
September 2023 ........ MXN 135,449,176 Merrill Lynch International & Co. 09/15/23 MXN 135,449 108,016 — 108,016

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Mexican Bolsa Index Futures
September 2023 ........ MXN 76,861,611 Merrill Lynch International & Co. 09/15/23 MXN 76,862 $ 55,921 $ — $ 55,921
Swiss Market Index Futures
September 2023 ........ CHF (108,652,672) HSBC Bank plc 09/15/23 CHF 108,653 299,745 — 299,745
$ (995,020) $ — $ (995,020)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... At Termination
1-day SOFR plus
0.15%
At
Termination
Merrill Lynch International
& Co. 09/05/23 USD 13,941 $ (803,324) $ — $ (803,324)
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 59,643 4,346,696 — 4,346,696
1-day SOFR plus 0.29% Quarterly
Russel 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 1,466 78,093 — 78,093
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.15% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 6,614 (341,860) — (341,860)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.20% Quarterly BNP Paribas SA 05/16/24 USD 10,247 (863,029) — (863,029)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.40% Quarterly BNP Paribas SA 05/16/24 USD 6,614 (941,336) — (941,336)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 403,294 (35,215,180) — (35,215,180)
$ (33,739,940) $ — $ (33,739,940)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.60
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.00
1-day SOFR ......................................... Secured Overnight Financing Rate 5.10
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day SORA ......................................... Singapore Overnight Rate Average 3.55
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.99
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1.97
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.51
3-mo. BA ........................................... Canadian Bankers Acceptances 5.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.74
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 5.29
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.45
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.92
3-mo. TELBOR01 ..................................... Tel Aviv Interbank Offer Rate 4.85
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 4.64
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.93
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.10
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.50

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 622,314 2,978,259 — 3,600,573
Air Freight & Logistics .................................... — 425,064 — 425,064
Automobile Components .................................. 609,421 1,015,492 — 1,624,913
Automobiles .......................................... 19,242,843 9,903,708 — 29,146,551
Banks ............................................... 36,225,600 23,181,039 — 59,406,639
Beverages ........................................... 6,260,706 6,150,654 — 12,411,360
Biotechnology ......................................... 12,237,975 2,307,860 — 14,545,835
Broadline Retail ........................................ 24,765,601 851,591 — 25,617,192
Building Products ....................................... 420,592 1,589,028 — 2,009,620
Capital Markets ........................................ 22,447,428 10,029,620 — 32,477,048
Chemicals ............................................ 32,798,122 8,953,949 — 41,752,071
Commercial Services & Supplies ............................. — 1,129,456 — 1,129,456
Communications Equipment ................................ 12,621,456 411,703 — 13,033,159
Construction & Engineering ................................ 5,140,673 2,523,515 — 7,664,188
Construction Materials .................................... 8,126,234 698,503 — 8,824,737
Consumer Finance ...................................... 4,957,933 — — 4,957,933
Consumer Staples Distribution & Retail ........................ 12,000,961 3,194,359 — 15,195,320
Containers & Packaging .................................. 29,522,605 409,346 — 29,931,951
Distributors ........................................... 282,399 — — 282,399
Diversified REITs ....................................... — 567,880 — 567,880
Electric Utilities ........................................ 5,178,090 6,682,433 — 11,860,523
Electrical Equipment ..................................... 1,303,926 4,497,671 — 5,801,597
Electronic Equipment, Instruments & Components ................. 4,183,795 5,702,360 — 9,886,155
Energy Equipment & Services .............................. 675,285 247,003 — 922,288
Entertainment ......................................... 12,258,415 1,741,439 — 13,999,854
Financial Services ...................................... 30,733,077 4,194,658 — 34,927,735
Food Products ......................................... 16,822,198 9,015,004 — 25,837,202
Gas Utilities ........................................... 225,042 1,029,088 — 1,254,130
Ground Transportation ................................... 2,818,182 2,850,494 — 5,668,676
Health Care Equipment & Supplies ........................... 6,539,732 2,514,912 — 9,054,644
Health Care Providers & Services ............................ 4,915,334 — — 4,915,334
Health Care Technology .................................. — 115,619 — 115,619

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ 798,526 $ 2,447,133 $ — $ 3,245,659
Household Durables ..................................... 18,144,294 4,255,915 — 22,400,209
Household Products ..................................... 31,772,413 829,237 — 32,601,650
Independent Power and Renewable Electricity Producers ............ 972,852 754,597 — 1,727,449
Industrial Conglomerates .................................. 312,938 4,053,323 — 4,366,261
Industrial REITs ........................................ 1,320,978 648,716 — 1,969,694
Insurance ............................................ 6,773,692 7,253,044 — 14,026,736
Interactive Media & Services ............................... 37,997,624 128,211 — 38,125,835
IT Services ........................................... 4,325,083 6,130,242 — 10,455,325
Leisure Products ....................................... 803,966 398,192 — 1,202,158
Life Sciences Tools & Services .............................. 7,893,588 1,847,376 — 9,740,964
Machinery ............................................ 688,116 2,188,528 — 2,876,644
Media ............................................... 7,268,554 1,175,908 — 8,444,462
Metals & Mining ........................................ 14,391,171 11,685,928 — 26,077,099
Multi-Utilities .......................................... 7,535,338 2,883,897 — 10,419,235
Office REITs .......................................... — 715,202 — 715,202
Oil, Gas & Consumable Fuels ............................... 25,305,020 11,059,181 — 36,364,201
Paper & Forest Products .................................. — 834,064 — 834,064
Passenger Airlines ...................................... 10,027,969 158,229 — 10,186,198
Personal Care Products .................................. 4,402,620 6,675,952 — 11,078,572
Pharmaceuticals ....................................... 36,420,308 25,043,940 — 61,464,248
Professional Services .................................... — 1,013,006 — 1,013,006
Real Estate Management & Development ....................... — 4,949,586 — 4,949,586
Retail REITs .......................................... — 615,223 — 615,223
Semiconductors & Semiconductor Equipment .................... 48,845,103 9,262,100 — 58,107,203
Software ............................................. 79,635,852 4,056,019 — 83,691,871
Specialized REITs ...................................... 1,335,035 — — 1,335,035
Specialty Retail ........................................ 37,918,898 2,401,037 — 40,319,935
Technology Hardware, Storage & Peripherals .................... 54,339,156 1,661,934 — 56,001,090
Textiles, Apparel & Luxury Goods ............................ 10,778,211 8,263,775 — 19,041,986
Tobacco ............................................. 1,729,457 1,823,460 — 3,552,917
Trading Companies & Distributors ............................ 1,147,799 3,124,155 — 4,271,954
Transportation Infrastructure ............................... — 781,561 — 781,561
Water Utilities ......................................... 1,795,849 693,088 — 2,488,937
Wireless Telecommunication Services ......................... — 417,072 — 417,072
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 2,295,307 — 2,295,307
Rights ................................................ — — 2,352 2,352
Warrants .............................................. 65,353 — — 65,353
Short-Term Securities
Money Market Funds ...................................... 61,471,888 — — 61,471,888
U.S. Treasury Obligations ................................... — 297,020,370 — 297,020,370
$ 830,153,590 $ 544,456,215 $ 2,352 $ 1,374,612,157
Investments Valued at NAV
(a)
...................................... 12,953,693
$ —
$ 1,387,565,850
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 820,979 $ — $ 820,979
Equity contracts ........................................... 1,640,641 29,443,124 — 31,083,765
Foreign currency exchange contracts ............................ — 3,211,125 — 3,211,125
Interest rate contracts ....................................... 7,973,424 14,431,337 — 22,404,761
Liabilities
Equity contracts ........................................... (21,041,891) (43,868,908) — (64,910,799)
Foreign currency exchange contracts ............................ — (4,050,539) — (4,050,539)
Interest rate contracts ....................................... (1,605,249) (14,660,227) — (16,265,476)
$ (13,033,075) $ (14,673,109) $ — $ (27,706,184)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Tactical Opportunities Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFI Day China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
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